Disclosure - RECURRING FAIR VALUE MEASUREMENTS (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying Value/Amortized Cost	$ 116,162,473		$ 116,162,473
Gross Unrealized Gains	1,154		1,154
Gross Unrealized Losses	(0)		(0)
Fair Value	116,163,627	116,181,780	116,163,627
U S Money Market [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying Value/Amortized Cost	379	(0)	379	$ 658
Gross Unrealized Gains	(0)		(0)
Gross Unrealized Losses	(0)		(0)
Fair Value	379		379
US Treasury Securities [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying Value/Amortized Cost	116,162,094	$ (0)	116,162,094	$ 116,175,933
Gross Unrealized Gains	1,154		1,154
Gross Unrealized Losses	(0)		(0)
Fair Value	$ 116,163,248		$ 116,163,248